SHAREHOLDERS EQUITY (Details 2) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 25, 2021	Dec. 26, 2020	Jun. 26, 2021	Jun. 27, 2020
Defined Benefit Plan Disclosure [Line Items]
Net Income (Loss)	$ (80,968,000)	$ (101,708,000)
Share-Based Compensation	3,812,000	3,801,000
Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Share-Based Compensation			$ 5,464,146	$ 11,065,124
Venice Caregivers Foundation Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance as of June 29, 2019	4,149,000
Net Income (Loss)	$ 607,000
Redemption of MedMen Corp Redeemable Shares
Balance as of June 27, 2020	$ 4,756,000		4,149,000
Venice Caregivers Foundation Inc [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance as of June 29, 2019	(4,148,508)	(5,925,185)	(5,925,185)	207,343
Net Income (Loss)			1,776,677	(6,132,528)
Deferred Tax Impact on Conversion Feature
Equity Component on Debt and Debt Modification
Redemption of MedMen Corp Redeemable Shares
Balance as of June 27, 2020			$ (4,148,508)	$ (5,925,185)
Cash Distributions from Non-Controlling Members
Stock Grants for Compensation
Share-Based Compensation
L A X Fund Two Group L L C [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance as of June 29, 2019	9,379,000
Net Income (Loss)	$ 2,206,000
Redemption of MedMen Corp Redeemable Shares
Balance as of June 27, 2020	$ 11,585,000		9,379,000
L A X Fund Two Group L L C [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance as of June 29, 2019	(9,379,122)	(6,070,327)	(6,070,327)	(2,293,248)
Net Income (Loss)			(3,308,795)	(3,777,079)
Deferred Tax Impact on Conversion Feature
Equity Component on Debt and Debt Modification
Redemption of MedMen Corp Redeemable Shares
Balance as of June 27, 2020			$ (9,379,122)	$ (6,070,327)
Cash Distributions from Non-Controlling Members
Stock Grants for Compensation
Share-Based Compensation
Natures Cure Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance as of June 29, 2019	(14,294,000)
Net Income (Loss)	$ (3,911,000)
Redemption of MedMen Corp Redeemable Shares
Balance as of June 27, 2020	$ (18,205,000)		(14,294,000)
Natures Cure Inc [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance as of June 29, 2019	14,293,728	6,779,627	6,779,627	3,636,190
Net Income (Loss)			7,514,101	3,143,437
Deferred Tax Impact on Conversion Feature
Equity Component on Debt and Debt Modification
Redemption of MedMen Corp Redeemable Shares
Balance as of June 27, 2020			$ 14,293,728	$ 6,779,627
Cash Distributions from Non-Controlling Members
Stock Grants for Compensation
Share-Based Compensation
Other Non Controlling Interests [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance as of June 29, 2019	446,160,000
Net Income (Loss)	$ 7,708,000
Redemption of MedMen Corp Redeemable Shares	(1,522)
Balance as of June 27, 2020	$ 455,390,000		446,160,000
Other Non Controlling Interests [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance as of June 29, 2019	(446,159,697)	(331,561,812)	(331,561,812)	(33,417,690)
Net Income (Loss)			(39,434,217)	(272,499,888)
Deferred Tax Impact on Conversion Feature			(1,210,052)
Equity Component on Debt and Debt Modification			$ 4,055,133	$ 5,331,969
Redemption of MedMen Corp Redeemable Shares			(78,008,749)	(32,192,800)
Balance as of June 27, 2020			$ (446,159,697)	$ (331,561,812)
Cash Distributions from Non-Controlling Members				$ (310,633)
Stock Grants for Compensation				35,157
Share-Based Compensation				$ 1,492,073
Total [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance as of June 29, 2019	445,394,000
Net Income (Loss)	$ 6,610,000
Redemption of MedMen Corp Redeemable Shares	(1,522)
Balance as of June 27, 2020	$ 453,526,000		445,394,000
Total [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance as of June 29, 2019	$ (445,393,599)	$ (336,777,697)	(336,777,697)	(31,867,405)
Net Income (Loss)			(33,452,234)	(279,266,058)
Deferred Tax Impact on Conversion Feature			(1,210,052)
Equity Component on Debt and Debt Modification			$ 4,055,133	$ 5,331,969
Redemption of MedMen Corp Redeemable Shares			(78,008,749)	(32,192,800)
Balance as of June 27, 2020			$ (445,393,599)	$ (336,777,697)
Cash Distributions from Non-Controlling Members				$ (310,633)
Stock Grants for Compensation				35,157
Share-Based Compensation				$ 1,492,073